T. ROWE PRICE Credit Opportunities Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 11.4% (1)
Aerospace & Defense 0.3%
Peraton, FRN, 1M USD LIBOR + 3.750%, 6.274%, 2/1/28  194 188
Peraton, FRN, 1M USD LIBOR + 7.750%, 10.141%, 2/1/29  136 129
317
Airlines 0.9%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.750%, 7.46%,
4/20/28  320 315
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.250%, 7.313%,
6/21/27  505 512
827
Broadcasting 0.3%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.500%,
6.305%, 8/21/26  303 280
280
Food 0.8%
Dave & Buster's, FRN, 1M TSFR + 5.000%, 7.455%, 6/29/29  155 151
Woof Holdings, FRN, 1M USD LIBOR + 7.250%, 9.313%, 12/21/28  555 533
684
Health Care 0.3%
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.000%, 6.25%,
10/1/27  237 231
231
Information Technology 1.1%
Applied Systems, FRN, 1M USD LIBOR + 5.500%, 7.75%, 9/19/25  209 206
Boxer Parent, FRN, 1M USD LIBOR + 5.500%, 8.024%, 2/27/26  20 19
Delta Topco, FRN, 1M USD LIBOR + 7.250%, 9.336%, 12/1/28  205 183
Epicor Software, FRN, 1M USD LIBOR + 7.750%, 10.274%,
7/31/28  100 100
RealPage, FRN, 1M USD LIBOR + 6.500%, 9.024%, 4/23/29  510 495
1,003
Manufacturing 0.7%
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.500%,
8.75%, 5/21/29  250 238
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.000%,
8.25%, 5/21/29  365 348
586
Restaurants 0.4%
Tacala Investment, FRN, 1M USD LIBOR + 7.500%, 10.024%,
2/4/28  350 328
328
Services 3.7%
Ascend Learning, FRN, 1M USD LIBOR + 3.500%, 6.024%,
12/11/28  463 440
T. ROWE PRICE Credit Opportunities Fund

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ascend Learning, FRN, 1M USD LIBOR + 5.750%, 8.274%,
12/10/29  710 636
CoreLogic, FRN, 1M USD LIBOR + 6.500%, 9.063%, 6/4/29  220 174
Loyalty Ventures, FRN, 1M USD LIBOR + 4.500%, 7.024%, 11/3/27  39 28
Renaissance Holdings, FRN, 3M USD LIBOR + 7.000%, 9.524%,
5/29/26  185 178
Staples, FRN, 3M USD LIBOR + 5.000%, 7.782%, 4/16/26  — —
UKG, FRN, 1M USD LIBOR + 5.250%, 7.535%, 5/3/27  1,850 1,798
3,254
Wireless Communications 2.9%
Asurion, FRN, 1M USD LIBOR + 5.250%, 7.774%, 1/31/28  1,591 1,360
Asurion, FRN, 1M USD LIBOR + 5.250%, 7.774%, 1/20/29  1,470 1,248
2,608
Total Bank Loans (Cost $10,908) 10,118
COMMON STOCKS 0.5%
Health Care 0.2%
Avantor (2) 8 196
196
Information Technology 0.1%
TE Connectivity  — 38
38
Metals & Mining 0.2%
Constellium (2) 16 210
210
Total Common Stocks (Cost $304) 444
CONVERTIBLE BONDS 0.2%
Cable Operators 0.2%
DISH Network, 3.375%, 8/15/26  185 134
Total Convertible Bonds (Cost $164) 134
CONVERTIBLE PREFERRED STOCKS 1.2%
Health Care 0.3%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  5 228
228

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (2)
(3) — 164
164
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 297
297
Utilities 0.4%
NextEra Energy, 5.279%, 3/1/23  7 374
374
Total Convertible Preferred Stocks (Cost $975) 1,063
CORPORATE BONDS 82.9%
Aerospace & Defense 0.9%
TransDigm, 6.25%, 3/15/26 (4) 360 353
TransDigm, 6.375%, 6/15/26  115 110
TransDigm, 7.50%, 3/15/27  100 98
TransDigm, 8.00%, 12/15/25 (4) 275 281
842
Airlines 2.0%
American Airlines, 5.50%, 4/20/26 (4) 315 299
American Airlines, 5.75%, 4/20/29 (4) 350 315
American Airlines, 11.75%, 7/15/25 (4) 682 750
Delta Air Lines, 7.375%, 1/15/26  225 230
Mileage Plus Holdings, 6.50%, 6/20/27 (4) 130 130
United Airlines, 4.625%, 4/15/29 (4) 110 97
1,821
Automotive 8.2%
Clarios Global, 8.50%, 5/15/27 (4) 720 703
Ford Motor, 6.10%, 8/19/32  1,140 1,112
Ford Motor, 9.625%, 4/22/30  240 280
Ford Motor Credit, 4.95%, 5/28/27  490 462
Ford Motor Credit, 5.125%, 6/16/25  275 268
Goodyear Tire & Rubber, 5.00%, 7/15/29  432 389
Goodyear Tire & Rubber, 5.25%, 7/15/31  405 348
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 320
LCM Investments Holdings II, 4.875%, 5/1/29 (4) 235 196
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (4) 1,890 1,748
Tenneco, 5.00%, 7/15/26  365 349
Tenneco, 5.125%, 4/15/29 (4) 285 279
Tenneco, 7.875%, 1/15/29 (4) 825 831
7,285

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting 5.1%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4) 255 228
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (4) 645 521
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4) 480 390
CMG Media, 8.875%, 12/15/27 (4) 460 400
Diamond Sports Group, 6.625%, 8/15/27 (4) 155 14
iHeartCommunications, 8.375%, 5/1/27  1,163 1,021
Lamar Media, 4.875%, 1/15/29  500 464
Sirius XM Radio, 4.00%, 7/15/28 (4) 85 74
Sirius XM Radio, 5.50%, 7/1/29 (4) 120 112
Stagwell Global, 5.625%, 8/15/29 (4) 575 489
Townsquare Media, 6.875%, 2/1/26 (4) 474 441
Univision Communications, 7.375%, 6/30/30 (4) 365 360
4,514
Building & Real Estate 1.5%
Brookfield Residential Properties, 5.00%, 6/15/29 (4) 190 151
Brookfield Residential Properties, 6.25%, 9/15/27 (4) 250 222
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (4) 370 370
Howard Hughes, 4.125%, 2/1/29 (4) 220 182
Howard Hughes, 5.375%, 8/1/28 (4) 420 374
1,299
Building Products 0.5%
Advanced Drainage Systems, 6.375%, 6/15/30 (4) 115 113
New Enterprise Stone & Lime, 5.25%, 7/15/28 (4) 365 325
438
Cable Operators 9.4%
Altice Financing, 5.00%, 1/15/28 (4) 345 280
Altice France, 5.125%, 7/15/29 (4) 335 253
Altice France, 5.50%, 10/15/29 (4) 470 371
Altice France Holding, 6.00%, 2/15/28 (4) 815 554
Altice France Holding, 10.50%, 5/15/27 (4) 735 639
C&W Senior Financing, 6.875%, 9/15/27 (4) 365 325
CCO Holdings, 4.50%, 8/15/30 (4) 405 341
CCO Holdings, 4.50%, 6/1/33 (4) 200 158
CCO Holdings, 4.75%, 3/1/30 (4) 260 224
CCO Holdings, 4.75%, 2/1/32 (4) 300 249
CCO Holdings, 5.375%, 6/1/29 (4) 800 736
CCO Holdings, 6.375%, 9/1/29 (4) 1,795 1,743
CSC Holdings, 6.50%, 2/1/29 (4) 745 689
CSC Holdings, 7.50%, 4/1/28 (4) 625 553
DISH DBS, 5.125%, 6/1/29  225 132
DISH DBS, 5.25%, 12/1/26 (4) 245 202
DISH DBS, 5.75%, 12/1/28 (4) 490 377
DISH DBS, 7.75%, 7/1/26  145 115

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Netflix, 6.375%, 5/15/29  345 359
8,300
Chemicals 0.6%
Avient, 7.125%, 8/1/30 (4) 195 192
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (4)(5) 145 117
Methanex, 5.125%, 10/15/27  82 75
Methanex, 5.25%, 12/15/29  120 101
Methanex, 5.65%, 12/1/44  108 79
564
Consumer Products 0.2%
Wolverine World Wide, 4.00%, 8/15/29 (4) 195 159
159
Container 1.2%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (4) 400 328
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (4) 360 353
Trivium Packaging Finance, 5.50%, 8/15/26 (4) 200 192
Trivium Packaging Finance, 8.50%, 8/15/27 (4) 225 213
1,086
Energy 11.9%
Aethon United BR, 8.25%, 2/15/26 (4) 165 166
Antero Resources, 7.625%, 2/1/29 (4) 10 10
Archrock Partners, 6.25%, 4/1/28 (4) 145 132
Chesapeake Energy, 5.50%, 2/1/26 (4) 135 130
Chesapeake Energy, 5.875%, 2/1/29 (4) 150 143
Citgo Holding, 9.25%, 8/1/24 (4) 705 705
CITGO Petroleum, 7.00%, 6/15/25 (4) 180 176
DCP Midstream Operating, 6.75%, 9/15/37 (4) 215 228
DCP Midstream Operating, 8.125%, 8/16/30  46 52
Exterran Energy Solutions, 8.125%, 5/1/25  116 113
Ferrellgas, 5.375%, 4/1/26 (4) 520 458
Gulfport Energy, 8.00%, 5/17/26 (4) 155 156
Hess, 7.30%, 8/15/31  500 555
Hilcorp Energy I, 6.00%, 2/1/31 (4) 241 218
Kinetik Holdings, 5.875%, 6/15/30 (4) 640 606
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (4) 790 762
NGL Energy Operating, 7.50%, 2/1/26 (4) 1,040 946
NuStar Logistics, 6.00%, 6/1/26  300 283
Occidental Petroleum, 6.20%, 3/15/40  250 254
Occidental Petroleum, 6.625%, 9/1/30  265 283
Occidental Petroleum, 7.50%, 5/1/31  74 83
Occidental Petroleum, 7.875%, 9/15/31  45 52
Occidental Petroleum, 7.95%, 6/15/39  465 550
Occidental Petroleum, 8.50%, 7/15/27  300 334
Occidental Petroleum, 8.875%, 7/15/30  820 955
Petrole os Mexicanos, 6.625%, 6/15/35  400 287

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Range Resources, 8.25%, 1/15/29  130 137
Rockcliff Energy II, 5.50%, 10/15/29 (4) 140 130
Solaris Midstream Holdings, 7.625%, 4/1/26 (4) 165 158
Southwestern Energy, 8.375%, 9/15/28  265 279
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 220 201
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 220 194
Tallgrass Energy Partners, 7.50%, 10/1/25 (4) 185 185
USA Compression Partners, 6.875%, 9/1/27  205 190
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (4) 225 196
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (4) 290 252
10,559
Entertainment & Leisure 4.7%
Carnival, 7.625%, 3/1/26 (4) 525 445
Carnival, 9.875%, 8/1/27 (4) 345 348
Carnival, 10.50%, 6/1/30 (4) 230 212
CDI Escrow Issuer, 5.75%, 4/1/30 (4) 455 420
Cedar Fair, 5.25%, 7/15/29  180 164
Cedar Fair, 6.50%, 10/1/28  605 593
Cinemark USA, 5.25%, 7/15/28 (4) 515 417
Live Nation Entertainment, 4.75%, 10/15/27 (4) 405 369
Royal Caribbean Cruises, 5.50%, 8/31/26 (4) 425 342
Royal Caribbean Cruises, 5.50%, 4/1/28 (4) 230 174
Royal Caribbean Cruises, 9.125%, 6/15/23 (4) 20 20
Royal Caribbean Cruises, 10.875%, 6/1/23 (4) 105 106
Royal Caribbean Cruises, 11.625%, 8/15/27 (4) 280 276
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (4) 280 244
4,130
Financial 4.3%
Acrisure, 10.125%, 8/1/26 (4) 448 450
Advisor Group Holdings, 10.75%, 8/1/27 (4) 210 211
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (4) 215 215
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4) 440 400
AmWINS Group, 4.875%, 6/30/29 (4) 140 122
GTCR AP Finance, 8.00%, 5/15/27 (4) 165 161
Home Point Capital, 5.00%, 2/1/26 (4) 220 156
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (4) 200 156
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (4) 530 453
Navient, 4.875%, 3/15/28  175 144
Navient, 5.50%, 3/15/29  775 628
Navient, 6.75%, 6/25/25  255 246
OneMain Finance, 3.50%, 1/15/27  160 132
OneMain Finance, 5.375%, 11/15/29  150 124
OneMain Finance, 6.125%, 3/15/24  25 24
OneMain Finance, 6.875%, 3/15/25  155 150
3,772

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food 0.7%
BellRing Brands, 7.00%, 3/15/30 (4) 340 323
Darling Ingredients, 6.00%, 6/15/30 (4) 265 265
588
Gaming 3.1%
Caesars Entertainment, 8.125%, 7/1/27 (4) 700 688
CCM Merger, 6.375%, 5/1/26 (4) 120 113
International Game Technology, 6.25%, 1/15/27 (4) 620 606
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (4) 165 177
Sands China, 5.90%, 8/8/28  505 433
Scientific Games Holdings, 6.625%, 3/1/30 (4) 355 316
Scientific Games International, 7.00%, 5/15/28 (4) 65 64
Scientific Games International, 7.25%, 11/15/29 (4) 195 191
Wynn Resorts Finance, 5.125%, 10/1/29 (4) 200 167
2,755
Health Care 5.8%
Avantor Funding, 4.625%, 7/15/28 (4) 215 195
Bausch Health Americas, 8.50%, 1/31/27 (4) 237 114
Cano Health, 6.25%, 10/1/28 (4) 120 108
CHS, 5.25%, 5/15/30 (4) 275 208
CHS, 6.00%, 1/15/29 (4) 205 168
CHS, 6.875%, 4/1/28 (4) 180 93
CHS, 6.875%, 4/15/29 (4) 375 234
CHS, 8.00%, 12/15/27 (4) 200 176
Medline Borrower, 5.25%, 10/1/29 (4) 840 708
Minerva Merger Sub, 6.50%, 2/15/30 (4) 425 362
Select Medical, 6.25%, 8/15/26 (4) 480 461
Tenet Healthcare, 6.125%, 10/1/28 (4) 290 266
Tenet Healthcare, 6.125%, 6/15/30 (4) 310 297
Tenet Healthcare, 6.875%, 11/15/31  290 272
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 212
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 215
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,075 1,064
5,153
Information Technology 3.2%
Boxer Parent, 7.125%, 10/2/25 (4) 30 30
Central Parent, 7.25%, 6/15/29 (4) 685 654
Condor Merger Sub, 7.375%, 2/15/30 (4) 200 166
Entegris Escrow, 5.95%, 6/15/30 (4) 1,645 1,571
Match Group Holdings II, 4.625%, 6/1/28 (4) 305 274
Photo Holdings Merger Sub, 8.50%, 10/1/26 (4) 250 189
2,884
Lodging 0.4%
Hilton Domestic Operating, 4.875%, 1/15/30  180 164

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilton Domestic Operating, 5.75%, 5/1/28 (4) 165 161
325
Manufacturing 0.3%
Madison IAQ, 4.125%, 6/30/28 (4) 205 176
Madison IAQ, 5.875%, 6/30/29 (4) 115 94
270
Metals & Mining 1.5%
Arconic, 6.125%, 2/15/28 (4) 225 212
Carpenter Technology, 7.625%, 3/15/30  500 491
Hecla Mining, 7.25%, 2/15/28  300 285
Hudbay Minerals, 6.125%, 4/1/29 (4) 120 106
TMS International, 6.25%, 4/15/29 (4) 315 219
1,313
Real Estate Investment Trust Securities 0.3%
Service Properties Trust, 7.50%, 9/15/25  285 273
273
Restaurants 0.5%
Dave & Buster's, 7.625%, 11/1/25 (4) 440 443
443
Retail 1.8%
Bath & Body Works, 6.625%, 10/1/30 (4) 315 286
Bath & Body Works, 6.75%, 7/1/36  110 95
Bath & Body Works, 6.95%, 3/1/33  115 95
Bath & Body Works, 7.50%, 6/15/29  70 67
Bath & Body Works, 9.375%, 7/1/25 (4) 150 159
PetSmart, 4.75%, 2/15/28 (4) 380 341
PetSmart, 7.75%, 2/15/29 (4) 580 545
1,588
Satellites 0.8%
Intelsat Jackson Holdings, 6.50%, 3/15/30 (4) 190 172
Maxar Technologies, 7.75%, 6/15/27 (4) 550 546
718
Services 4.5%
Albion Financing 1, 6.125%, 10/15/26 (4) 290 258
Albion Financing 2, 8.75%, 4/15/27 (4) 200 178
Allied Universal Holdco, 9.75%, 7/15/27 (4) 325 294
eG Global Finance, 6.25%, 10/30/25 (EUR)  190 178
eG Global Finance, 6.75%, 2/7/25 (4) 200 189
eG Global Finance, 8.50%, 10/30/25 (4) 400 372
GFL Environmental, 4.00%, 8/1/28 (4) 230 194
MSCI, 3.25%, 8/15/33 (4) 435 344
Presidio Holdings, 8.25%, 2/1/28 (4) 325 295
Prime Security Services Borrower, 5.75%, 4/15/26 (4) 185 178
Prime Security Services Borrower, 6.25%, 1/15/28 (4) 240 212
Sabre GLBL, 7.375%, 9/1/25 (4) 65 62

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sabre GLBL, 9.25%, 4/15/25 (4) 215 213
TK Elevator Holdco GmbH, 7.625%, 7/15/28 (4) 439 393
TK Elevator U.S. Newco, 5.25%, 7/15/27 (4) 690 622
3,982
Supermarkets 1.6%
Albertsons, 3.25%, 3/15/26 (4) 540 485
Albertsons, 4.875%, 2/15/30 (4) 250 218
Albertsons, 5.875%, 2/15/28 (4) 305 290
Albertsons, 7.50%, 3/15/26 (4) 405 414
New Albertsons, 7.45%, 8/1/29  15 15
New Albertsons, 8.00%, 5/1/31  5 5
1,427
Transportation 0.4%
Watco, 6.50%, 6/15/27 (4) 370 354
354
Utilities 6.8%
Calpine, 5.00%, 2/1/31 (4) 295 247
Calpine, 5.125%, 3/15/28 (4) 400 355
NRG Energy, 5.25%, 6/15/29 (4) 190 170
NRG Energy, 5.75%, 1/15/28  315 296
PG&E, 5.00%, 7/1/28  213 188
PG&E, 5.25%, 7/1/30  545 471
Pike, 5.50%, 9/1/28 (4) 385 319
Vistra, VR, 7.00% (4)(6)(7) 2,020 1,879
Vistra, VR, 8.00% (4)(6)(7) 2,235 2,146
6,071
Wireless Communications 0.7%
Sprint, 7.625%, 2/15/25  415 434
Sprint Capital, 6.875%, 11/15/28  170 181
615
Total Corporate Bonds (Cost $80,967) 73,528
MUNICIPAL SECURITIES 0.8%
Puerto Rico 0.8%
Puerto Rico Commonwealth, VR, 11/1/43 (2)(8) 1,260 649
Total Municipal Securities (Cost $686) 649

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 2.36% (9)(10) 838 838
Total Short-Term Investments (Cost $838) 838
Total Investments in Securities 97.9%
(Cost $94,842) $ 86,774
Other Assets Less Liabilities 2.1% 1,890
Net Assets 100.0% $ 88,664
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$164 and represents 0.2% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$55,169 and represents 62.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Credit Opportunities Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 65 (2) (1) (1)
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 70 (2) (2) —
Total Bilateral Credit Default Swaps, Protection Sold (3) (1)
Total Bilateral Swaps (3) (1)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 58 — (2) 2
Protection Sold (Relevant Credit:
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (92) (8) (84)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,077 (2) (12) 10
Total Centrally Cleared Credit Default Swaps,
Protection Sold (72)
Total Centrally Cleared Swaps (72)
Net payments (receipts) of variation margin to date 71
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/25/22 USD 261 EUR 253 $ 6
UBS Investment Bank 11/25/22 USD 87 EUR 84 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 8

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 1  ¤  ¤ $ 838^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $838.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Credit Opportunities Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Credit Opportunities Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 84,429 $ — $ 84,429
Common Stocks 444 — — 444
Convertible Preferred Stocks — 1,063 — 1,063
Short-Term Investments 838 — — 838
Total Securities 1,282 85,492 — 86,774
Swaps* — 12 — 12
Forward Currency Exchange
Contracts — 8 — 8
Total $ 1,282 $ 85,512 $ — $ 86,794
Liabilities
Swaps* $ — $ 88 $ — $ 88
Total $ — $ 88 $ — $ 88
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F105-054Q1 08/22